UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-01444

DWS Value Equity Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  2/28

Date of reporting period: 11/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2010 (Unaudited)

DWS S&P 500 Plus Fund

	Shares	Value ($)
Common Stocks 89.9%
Consumer Discretionary 9.8%
Auto Components 0.2%
Goodyear Tire & Rubber Co.*	3,100	29,636
Johnson Controls, Inc.	10,800	393,552

		423,188
Automobiles 0.5%
Ford Motor Co.* (a)	52,950	844,023
Harley-Davidson, Inc. (a)	3,800	118,864

		962,887
Distributors 0.1%
Genuine Parts Co. (a)	2,300	110,722
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	2,400	81,600
DeVry, Inc.	600	25,764
H&R Block, Inc.	3,704	46,633

		153,997
Hotels Restaurants & Leisure 1.7%
Carnival Corp. (Units) (a)	6,900	285,039
Darden Restaurants, Inc.	1,700	83,215
International Game Technology	3,400	52,632
Marriott International, Inc. "A" (a)	3,930	154,095
McDonald's Corp.	16,108	1,261,257
Starbucks Corp. (a)	12,400	379,440
Starwood Hotels & Resorts Worldwide, Inc. (a)	3,100	176,204
Wyndham Worldwide Corp.	2,900	83,375
Wynn Resorts Ltd. (a)	1,100	111,210
Yum! Brands, Inc.	7,700	385,616

		2,972,083
Household Durables 0.4%
D.R. Horton, Inc.	5,600	56,224
Fortune Brands, Inc. (a)	2,400	141,816
Harman International Industries, Inc.*	1,000	43,590
Leggett & Platt, Inc.	1,900	39,330
Lennar Corp. "A"	1,200	18,228
Newell Rubbermaid, Inc.	5,800	97,266
Pulte Group, Inc.*	6,877	43,050
Stanley Black & Decker, Inc.	2,592	154,302
Whirlpool Corp.	1,100	80,300

		674,106
Internet & Catalog Retail 0.7%
Amazon.com, Inc.*	5,400	947,160
Expedia, Inc.	3,100	81,623
Priceline.com, Inc.*	700	275,835

		1,304,618
Leisure Equipment & Products 0.2%
Eastman Kodak Co.* (a)	1,700	8,007
Hasbro, Inc. (a)	2,300	109,618
Mattel, Inc.*	5,800	149,872

		267,497
Media 2.8%
CBS Corp. "B"	9,600	161,664
Comcast Corp. "A" (a)	43,200	864,000
DIRECTV "A"* (a)	13,400	556,502
Discovery Communications, Inc. "A"* (a)	4,500	183,510
Gannett Co., Inc.	2,217	29,065
Interpublic Group of Companies, Inc.*	6,300	67,095
McGraw-Hill Companies, Inc.	4,500	155,205
Meredith Corp.	600	20,172
New York Times Co. "A"*	1,200	10,788
News Corp. "A"	35,500	484,220
Omnicom Group, Inc. (a)	4,200	190,848
Scripps Networks Interactive "A"	1,700	86,615
Time Warner Cable, Inc. (a)	5,376	330,839
Time Warner, Inc.	17,366	512,123
Viacom, Inc. "B"	9,100	344,253
Walt Disney Co. (a)	28,900	1,055,139
Washington Post Co. "B"	100	37,702

		5,089,740
Multiline Retail 0.8%
Big Lots, Inc.*	800	24,520
Family Dollar Stores, Inc.	2,000	100,400
J.C. Penney Co., Inc. (a)	4,200	139,734
Kohl's Corp.*	5,300	299,026
Macy's, Inc. (a)	6,200	159,216
Nordstrom, Inc.	2,000	85,600
Sears Holdings Corp.*	500	32,750
Target Corp.	11,300	643,422

		1,484,668
Specialty Retail 1.8%
Abercrombie & Fitch Co. "A"	1,000	50,250
AutoNation, Inc.*	600	15,678
AutoZone, Inc.* (a)	500	129,705
Bed Bath & Beyond, Inc.*	3,800	166,212
Best Buy Co., Inc. (a)	4,800	205,056
CarMax, Inc.*	3,600	118,440
GameStop Corp. "A"*	3,100	61,752
Home Depot, Inc. (a)	26,600	803,586
Limited Brands, Inc.	3,500	117,845
Lowe's Companies, Inc.	20,800	472,160
O'Reilly Automotive, Inc.* (a)	2,000	120,360
Office Depot, Inc.*	2,500	10,875
RadioShack Corp.	1,200	22,140
Ross Stores, Inc.	1,400	90,832
Staples, Inc.	10,100	222,301
The Gap, Inc.	6,100	130,296
Tiffany & Co.	1,600	99,360
TJX Companies, Inc.	6,100	278,221
Urban Outfitters, Inc.*	3,000	113,370

		3,228,439
Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.	4,100	231,814
NIKE, Inc. "B" (a)	5,618	483,878
Polo Ralph Lauren Corp. (a)	1,100	120,164
VF Corp.	1,100	91,168

		927,024
Consumer Staples 9.9%
Beverages 2.4%
Brown-Forman Corp. "B"	1,500	98,130
Coca-Cola Co. (a)	34,539	2,181,829
Coca-Cola Enterprises, Inc.	5,100	123,165
Constellation Brands, Inc. "A"*	2,700	55,647
Dr. Pepper Snapple Group, Inc.	3,400	124,542
Molson Coors Brewing Co. "B"	2,500	119,125
PepsiCo, Inc.	23,727	1,533,476

		4,235,914
Food & Staples Retailing 2.2%
Costco Wholesale Corp. (a)	7,000	473,270
CVS Caremark Corp.	21,400	663,400
Kroger Co.	10,600	249,630
Safeway, Inc. (a)	5,544	127,456
SUPERVALU, Inc.	1,900	17,176
Sysco Corp.	9,300	269,886
Wal-Mart Stores, Inc.	29,988	1,622,051
Walgreen Co. (a)	14,400	501,840
Whole Foods Market, Inc.*	1,800	84,996

		4,009,705
Food Products 1.6%
Archer-Daniels-Midland Co. (a)	9,900	287,001
Campbell Soup Co.	2,400	81,360
ConAgra Foods, Inc.	6,200	133,176
Dean Foods Co.*	2,400	17,448
General Mills, Inc.	9,668	341,570
H.J. Heinz Co. (a)	4,900	236,523
Hormel Foods Corp.	1,400	68,712
Kellogg Co.	4,000	196,920
Kraft Foods, Inc. "A"	26,319	796,150
McCormick & Co., Inc.	2,000	88,020
Mead Johnson Nutrition Co.	2,800	166,796
Sara Lee Corp.	11,400	171,000
The Hershey Co.	2,000	93,600
The J.M. Smucker Co.	1,900	120,175
Tyson Foods, Inc. "A"	5,300	83,899

		2,882,350
Household Products 2.0%
Clorox Co.	2,200	135,982
Colgate-Palmolive Co.	7,400	566,470
Kimberly-Clark Corp. (a)	6,306	390,278
Procter & Gamble Co.	42,587	2,600,788

		3,693,518
Personal Products 0.2%
Avon Products, Inc.	6,000	171,360
Estee Lauder Companies, Inc. "A"	1,700	127,364

		298,724
Tobacco 1.5%
Altria Group, Inc.	31,803	763,272
Lorillard, Inc.	2,200	175,076
Philip Morris International, Inc.	27,803	1,581,713
Reynolds American, Inc.	5,200	160,888

		2,680,949
Energy 10.5%
Energy Equipment & Services 1.9%
Baker Hughes, Inc.	6,521	340,136
Cameron International Corp.* (a)	3,600	173,196
Diamond Offshore Drilling, Inc.	1,200	77,712
FMC Technologies, Inc.*	1,600	134,784
Halliburton Co. (a)	13,100	495,704
Helmerich & Payne, Inc.	2,500	113,400
Nabors Industries Ltd.*	3,300	72,897
National Oilwell Varco, Inc.	6,700	410,643
Rowan Companies, Inc.*	1,000	30,150
Schlumberger Ltd.	20,839	1,611,688

		3,460,310
Oil, Gas & Consumable Fuels 8.6%
Anadarko Petroleum Corp.	7,382	473,629
Apache Corp.	5,586	601,277
Cabot Oil & Gas Corp.	1,100	38,467
Chesapeake Energy Corp. (a)	10,689	225,752
Chevron Corp.	30,100	2,437,197
ConocoPhillips	22,277	1,340,407
CONSOL Energy, Inc. (a)	3,200	134,272
Denbury Resources, Inc.* (a)	8,100	147,258
Devon Energy Corp.	6,392	451,083
El Paso Corp.	10,000	134,900
EOG Resources, Inc.	3,700	329,115
EQT Corp.	2,100	84,987
ExxonMobil Corp.	76,739	5,337,965
Hess Corp.	4,700	329,235
Marathon Oil Corp.	11,208	375,132
Massey Energy Co.	1,100	54,021
Murphy Oil Corp.	2,800	189,056
Noble Energy, Inc.	2,800	227,500
Occidental Petroleum Corp.	12,200	1,075,674
Peabody Energy Corp.	4,100	241,121
Pioneer Natural Resources Co.	1,900	152,209
QEP Resources, Inc.	2,100	73,773
Range Resources Corp. (a)	2,700	113,373
Southwestern Energy Co.*	5,700	206,340
Spectra Energy Corp.	9,300	221,061
Sunoco, Inc.	2,000	80,280
Tesoro Corp.*	900	14,688
Valero Energy Corp.	8,800	171,424
Williams Companies, Inc.	8,700	198,447

		15,459,643
Financials 13.7%
Capital Markets 2.2%
Ameriprise Financial, Inc.	3,816	197,821
Bank of New York Mellon Corp. (a)	17,952	484,525
Charles Schwab Corp.	16,700	251,001
E*TRADE Financial Corp.*	2,150	31,713
Federated Investors, Inc. "B"	900	21,339
Franklin Resources, Inc.	2,200	250,998
Invesco Ltd.	6,600	143,484
Janus Capital Group, Inc.	1,100	11,484
Legg Mason, Inc.	2,500	81,550
Morgan Stanley	21,616	528,727
Northern Trust Corp.	3,800	191,140
State Street Corp.	8,100	349,920
T. Rowe Price Group, Inc.	4,300	250,819
The Goldman Sachs Group, Inc.	7,870	1,228,822

		4,023,343
Commercial Banks 2.5%
BB&T Corp. (a)	11,400	264,480
Comerica, Inc. (a)	3,000	109,470
Fifth Third Bancorp. (a)	10,900	130,255
First Horizon National Corp.	3,137	30,021
Huntington Bancshares, Inc.	10,900	63,601
KeyCorp (a)	12,600	94,878
M&T Bank Corp. (a)	1,400	107,744
Marshall & Ilsley Corp.	5,200	24,908
PNC Financial Services Group, Inc.	7,646	411,737
Regions Financial Corp.	19,500	104,910
SunTrust Banks, Inc. (a)	8,400	196,224
US Bancorp.	29,400	699,132
Wells Fargo & Co.	79,465	2,162,243
Zions Bancorp.	2,400	46,680

		4,446,283
Consumer Finance 0.6%
American Express Co.	15,700	678,554
Capital One Financial Corp.	7,200	268,056
Discover Financial Services	7,701	140,774
SLM Corp.*	7,900	91,245

		1,178,629
Diversified Financial Services 3.4%
Bank of America Corp.	152,826	1,673,445
Citigroup, Inc.*	362,053	1,520,622
CME Group, Inc.	1,100	316,866
IntercontinentalExchange, Inc.*	1,000	112,700
JPMorgan Chase & Co.	60,044	2,244,445
Leucadia National Corp.*	3,800	98,648
Moody's Corp.	3,100	83,173
NYSE Euronext	3,700	101,084
The NASDAQ OMX Group, Inc.*	2,900	62,234

		6,213,217
Insurance 3.5%
ACE Ltd.	4,900	286,748
Aflac, Inc. (a)	7,400	381,100
Allstate Corp.	8,697	253,169
American International Group, Inc.*	2,396	98,931
Aon Corp.	5,300	212,636
Assurant, Inc.	1,700	59,959
Berkshire Hathaway, Inc. "B"*	25,976	2,069,768
Chubb Corp. (a)	4,700	267,947
Cincinnati Financial Corp.	2,420	72,951
Genworth Financial, Inc. "A"*	7,000	81,620
Hartford Financial Services Group, Inc. (a)	6,100	135,786
Lincoln National Corp.	5,000	119,400
Loews Corp.	4,700	175,827
Marsh & McLennan Companies, Inc.	8,900	223,212
MetLife, Inc.	13,919	531,010
Principal Financial Group, Inc.	5,068	138,052
Progressive Corp.	10,800	219,672
Prudential Financial, Inc.	6,907	350,047
The Travelers Companies, Inc.	7,100	383,329
Torchmark Corp.	1,200	68,964
Unum Group	4,100	88,109
XL Group PLC (a)	5,400	106,164

		6,324,401
Real Estate Investment Trusts 1.3%
Apartment Investment & Management Co. "A" (REIT)	1,170	28,220
AvalonBay Communities, Inc. (REIT) (a)	1,315	145,084
Boston Properties, Inc. (REIT) (a)	1,900	159,220
Equity Residential (REIT) (a)	3,900	194,922
HCP, Inc. (REIT)	4,100	135,013
Health Care REIT, Inc. (REIT) (a)	2,300	106,444
Host Hotels & Resorts, Inc. (REIT) (a)	9,424	155,308
Kimco Realty Corp. (REIT)	4,800	79,968
Plum Creek Timber Co., Inc. (REIT) (a)	3,000	108,120
ProLogis (REIT) (a)	11,000	143,110
Public Storage (REIT)	2,200	212,520
Simon Property Group, Inc. (REIT) (a)	4,287	422,270
Ventas, Inc. (REIT) (a)	2,000	102,540
Vornado Realty Trust (REIT) (a)	2,238	182,576
Weyerhaeuser Co. (a)	7,573	126,393

		2,301,708
Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc. "A"*	5,700	109,383
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	6,800	77,180
People's United Financial, Inc.	4,300	53,277

		130,457
Health Care 10.1%
Biotechnology 1.2%
Amgen, Inc.*	14,500	764,005
Biogen Idec, Inc.* (a)	3,600	230,292
Celgene Corp.* (a)	6,700	397,846
Cephalon, Inc.*	1,300	82,537
Genzyme Corp.* (a)	4,000	284,880
Gilead Sciences, Inc.*	12,800	467,200

		2,226,760
Health Care Equipment & Supplies 1.4%
Baxter International, Inc.	8,707	422,725
Becton, Dickinson & Co.	3,600	280,548
Boston Scientific Corp.* (a)	23,800	152,796
C.R. Bard, Inc.	1,300	110,305
CareFusion Corp.*	3,150	72,040
DENTSPLY International, Inc.	2,900	89,668
Intuitive Surgical, Inc.* (a)	600	156,174
Medtronic, Inc.	16,600	556,598
St. Jude Medical, Inc.*	5,400	208,926
Stryker Corp. (a)	5,100	255,459
Varian Medical Systems, Inc.* (a)	1,700	111,911
Zimmer Holdings, Inc.* (a)	2,700	133,002

		2,550,152
Health Care Providers & Services 1.9%
Aetna, Inc.	5,900	174,758
AmerisourceBergen Corp.	3,900	120,315
Cardinal Health, Inc.	5,000	177,900
CIGNA Corp.	3,800	139,878
Coventry Health Care, Inc.*	2,900	73,428
DaVita, Inc.*	1,700	123,590
Express Scripts, Inc.*	8,000	416,720
Humana, Inc.*	2,400	134,496
Laboratory Corp. of America Holdings* (a)	1,672	137,154
McKesson Corp.	4,100	261,990
Medco Health Solutions, Inc.*	6,700	410,844
Patterson Companies, Inc.	1,300	38,649
Quest Diagnostics, Inc.	2,100	103,572
Tenet Healthcare Corp.*	11,000	44,880
UnitedHealth Group, Inc.	17,124	625,369
WellPoint, Inc.*	5,800	323,292

		3,306,835
Health Care Technology 0.1%
Cerner Corp.*	1,000	87,860
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.* (a)	4,800	168,096
Life Technologies Corp.*	2,862	142,542
PerkinElmer, Inc.	1,700	39,610
Thermo Fisher Scientific, Inc.*	6,200	315,332
Waters Corp.*	1,500	115,305

		780,885
Pharmaceuticals 5.1%
Abbott Laboratories	22,904	1,065,265
Allergan, Inc.	4,600	304,842
Bristol-Myers Squibb Co.	26,024	656,846
Eli Lilly & Co. (a)	15,600	525,096
Forest Laboratories, Inc.* (a)	4,800	153,072
Hospira, Inc.*	2,800	157,528
Johnson & Johnson	41,308	2,542,507
King Pharmaceuticals, Inc.*	2,000	28,300
Merck & Co., Inc.	46,207	1,592,755
Mylan, Inc.*	3,900	76,304
Pfizer, Inc.	121,490	1,979,072
Watson Pharmaceuticals, Inc.*	1,700	82,858

		9,164,445
Industrials 9.8%
Aerospace & Defense 2.5%
Boeing Co.	11,307	721,048
General Dynamics Corp.	5,731	378,762
Goodrich Corp. (a)	1,700	145,809
Honeywell International, Inc.	12,100	601,491
ITT Corp.	3,000	138,000
L-3 Communications Holdings, Inc.	1,600	112,528
Lockheed Martin Corp.	4,430	301,417
Northrop Grumman Corp.	4,700	289,896
Precision Castparts Corp. (a)	2,300	317,561
Raytheon Co.	5,661	261,821
Rockwell Collins, Inc.	2,100	117,726
United Technologies Corp.	14,004	1,054,081

		4,440,140
Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc. (a)	2,400	176,904
Expeditors International of Washington, Inc. (a)	3,100	163,990
FedEx Corp.	4,600	419,152
United Parcel Service, Inc. "B" (a)	15,313	1,073,901

		1,833,947
Airlines 0.1%
Southwest Airlines Co. (a)	11,700	155,844
Building Products 0.0%
Masco Corp.	4,700	51,277
Commercial Services & Supplies 0.5%
Avery Dennison Corp.	2,400	90,096
Cintas	2,400	64,188
Iron Mountain, Inc.	3,600	79,956
Pitney Bowes, Inc.	3,300	72,402
R.R. Donnelley & Sons Co.	2,400	37,824
Republic Services, Inc.	4,600	129,444
Stericycle, Inc.*	1,400	103,460
Waste Management, Inc. (a)	7,300	250,025

		827,395
Construction & Engineering 0.1%
Fluor Corp. (a)	2,700	156,141
Jacobs Engineering Group, Inc.*	1,600	61,600
Quanta Services, Inc.*	3,400	59,874

		277,615
Electrical Equipment 0.5%
Emerson Electric Co. (a)	11,600	638,812
Rockwell Automation, Inc. (a)	2,100	138,852
Roper Industries, Inc.	1,100	79,651

		857,315
Industrial Conglomerates 2.1%
3M Co.	10,799	906,900
General Electric Co.	162,513	2,572,581
Textron, Inc.	4,200	93,912
Tyco International Ltd. (a)	7,600	287,964

		3,861,357
Machinery 2.0%
Caterpillar, Inc. (a)	9,700	820,620
Cummins, Inc. (a)	3,220	312,726
Danaher Corp.	7,758	335,534
Deere & Co.	6,600	493,020
Dover Corp. (a)	2,800	153,468
Eaton Corp. (a)	2,800	269,920
Flowserve Corp.	700	73,822
Illinois Tool Works, Inc.	7,500	357,225
Ingersoll-Rand PLC (a)	5,100	209,100
PACCAR, Inc. (a)	5,600	301,616
Pall Corp.	2,500	113,175
Parker Hannifin Corp.	2,400	192,552
Snap-on, Inc.	600	31,758

		3,664,536
Professional Services 0.1%
Dun & Bradstreet Corp.	500	37,670
Equifax, Inc.	1,400	48,454
Robert Half International, Inc.	2,100	58,212

		144,336
Road & Rail 0.8%
CSX Corp.	5,900	358,779
Norfolk Southern Corp.	5,500	330,935
Ryder System, Inc.	400	17,244
Union Pacific Corp.	7,542	679,609

		1,386,567
Trading Companies & Distributors 0.1%
Fastenal Co. (a)	1,900	101,688
W.W. Grainger, Inc. (a)	900	112,437

		214,125
Information Technology 17.0%
Communications Equipment 2.0%
Cisco Systems, Inc.*	86,552	1,658,336
Harris Corp.	1,900	84,056
JDS Uniphase Corp.*	4,500	53,415
Juniper Networks, Inc.*	8,300	282,366
Motorola, Inc.*	37,800	289,548
QUALCOMM, Inc.	24,528	1,146,439
Tellabs, Inc.	6,500	41,015

		3,555,175
Computers & Peripherals 4.1%
Apple, Inc.*	13,838	4,305,694
Dell, Inc.*	26,600	351,652
EMC Corp.* (a)	32,200	691,978
Hewlett-Packard Co.	34,496	1,446,417
Lexmark International, Inc. "A"*	1,600	57,984
NetApp, Inc.*	5,400	275,022
QLogic Corp.*	1,200	21,468
SanDisk Corp.*	3,200	142,720
Western Digital Corp.*	4,000	134,000

		7,426,935
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A"	2,400	120,072
Corning, Inc.	22,900	404,414
FLIR Systems, Inc.*	2,700	72,374
Jabil Circuit, Inc.	1,800	27,198
Molex, Inc.	1,900	39,520

		663,578
Internet Software & Services 1.8%
Akamai Technologies, Inc.*	2,700	140,913
eBay, Inc.* (a)	18,100	527,253
Google, Inc. "A"*	3,749	2,083,357
Monster Worldwide, Inc.*	800	18,064
VeriSign, Inc.*	2,400	82,344
Yahoo!, Inc.* (a)	19,700	310,669

		3,162,600
IT Services 2.8%
Automatic Data Processing, Inc. (a)	7,300	325,361
Cognizant Technology Solutions Corp. "A"*	4,600	298,908
Computer Sciences Corp.	2,600	116,038
Fidelity National Information Services, Inc. (a)	4,000	107,600
Fiserv, Inc.* (a)	2,200	121,660
International Business Machines Corp.	19,013	2,689,579
MasterCard, Inc. "A" (a)	1,500	355,545
Paychex, Inc. (a)	4,400	125,576
SAIC, Inc.*	3,500	53,620
Teradata Corp.*	2,400	98,616
Total System Services, Inc.	1,693	25,547
Visa, Inc. "A" (a)	7,600	561,260
Western Union Co.	9,200	162,288

		5,041,598
Office Electronics 0.1%
Xerox Corp.	20,748	237,772
Semiconductors & Semiconductor Equipment 2.3%
Advanced Micro Devices, Inc.*	6,700	48,843
Altera Corp. (a)	4,100	143,869
Analog Devices, Inc.	5,800	206,248
Applied Materials, Inc.	18,200	226,226
Broadcom Corp. "A" (a)	6,900	306,981
First Solar, Inc.* (a)	800	98,280
Intel Corp.	85,094	1,797,185
KLA-Tencor Corp.	2,800	102,676
Linear Technology Corp. (a)	3,200	104,320
LSI Corp.*	5,500	31,570
MEMC Electronic Materials, Inc.*	5,000	57,850
Microchip Technology, Inc. (a)	2,700	90,747
Micron Technology, Inc.* (a)	15,200	110,352
National Semiconductor Corp.	4,100	54,735
Novellus Systems, Inc.*	1,700	51,255
NVIDIA Corp.*	8,400	114,240
Teradyne, Inc.*	1,800	21,348
Texas Instruments, Inc. (a)	17,300	550,140
Xilinx, Inc. (a)	3,800	103,056

		4,219,921
Software 3.5%
Adobe Systems, Inc.*	7,200	199,656
Autodesk, Inc.*	2,900	102,341
BMC Software, Inc.*	2,600	115,440
CA, Inc.	6,200	141,918
Citrix Systems, Inc.*	2,600	172,692
Compuware Corp.*	2,400	24,720
Electronic Arts, Inc.*	5,200	77,532
Intuit, Inc.*	4,200	188,538
McAfee, Inc.*	1,900	89,015
Microsoft Corp.	115,870	2,921,083
Novell, Inc.*	7,800	46,488
Oracle Corp.	59,299	1,603,445
Red Hat, Inc.*	2,900	126,150
Salesforce.com, Inc.* (a)	1,800	250,596
Symantec Corp.*	11,100	186,480

		6,246,094
Materials 3.2%
Chemicals 1.9%
Air Products & Chemicals, Inc.	3,200	275,904
Airgas, Inc.	1,200	73,320
CF Industries Holdings, Inc.	1,000	120,770
Dow Chemical Co. (a)	16,900	526,942
E.I. du Pont de Nemours & Co. (a)	14,087	661,948
Eastman Chemical Co.	1,200	93,372
Ecolab, Inc.	4,000	191,240
FMC Corp.	900	70,038
International Flavors & Fragrances, Inc.	900	47,268
Monsanto Co.	7,900	473,368
PPG Industries, Inc. (a)	2,500	194,900
Praxair, Inc.	4,500	414,225
Sigma-Aldrich Corp.	2,200	139,084
The Sherwin-Williams Co.	1,300	96,421

		3,378,800
Construction Materials 0.0%
Vulcan Materials Co.	2,000	80,240
Containers & Packaging 0.1%
Ball Corp.	1,500	98,820
Bemis Co., Inc.	2,300	72,266
Owens-Illinois, Inc.*	2,100	56,448
Sealed Air Corp.	1,800	41,850

		269,384
Metals & Mining 1.1%
AK Steel Holding Corp.	800	10,624
Alcoa, Inc. (a)	14,800	194,176
Allegheny Technologies, Inc.	1,100	56,870
Cliffs Natural Resources, Inc.	2,400	164,016
Freeport-McMoRan Copper & Gold, Inc.	7,166	726,059
Newmont Mining Corp.	7,500	441,225
Nucor Corp. (a)	4,500	169,830
Titanium Metals Corp.*	700	12,089
United States Steel Corp.	2,363	114,866

		1,889,755
Paper & Forest Products 0.1%
International Paper Co.	6,300	157,311
MeadWestvaco Corp.	3,500	86,940

		244,251
Telecommunication Services 2.8%
Diversified Telecommunication Services 2.5%
AT&T, Inc.	88,496	2,459,304
CenturyLink, Inc. (a)	4,297	184,728
Frontier Communications Corp. (a)	15,875	144,462
Qwest Communications International, Inc. (a)	28,500	199,500
Verizon Communications, Inc.	42,458	1,359,081
Windstream Corp. (a)	8,100	105,624

		4,452,699
Wireless Telecommunication Services 0.3%
American Tower Corp. "A"*	6,400	323,648
MetroPCS Communications, Inc.*	2,500	30,375
Sprint Nextel Corp.* (a)	41,200	155,736

		509,759
Utilities 3.1%
Electric Utilities 1.6%
Allegheny Energy, Inc.	1,700	38,794
American Electric Power Co., Inc. (a)	7,592	270,275
Duke Energy Corp. (a)	19,100	335,205
Edison International (a)	4,900	181,006
Entergy Corp.	2,895	206,240
Exelon Corp.	9,600	377,952
FirstEnergy Corp. (a)	4,371	153,466
NextEra Energy, Inc.	6,154	311,515
Northeast Utilities	3,000	93,300
Pepco Holdings, Inc.	3,700	67,895
Pinnacle West Capital Corp.	1,900	76,798
PPL Corp.	8,100	205,821
Progress Energy, Inc. (a)	4,500	196,605
Southern Co.	12,553	473,499

		2,988,371
Gas Utilities 0.1%
Nicor, Inc.	500	21,625
ONEOK, Inc.	2,400	122,664

		144,289
Independent Power Producers & Energy Traders 0.2%
AES Corp.*	10,800	116,748
Constellation Energy Group, Inc.	2,700	76,572
NRG Energy, Inc.*	5,300	102,714

		296,034
Multi-Utilities 1.2%
Ameren Corp.	3,200	91,904
CenterPoint Energy, Inc.	6,600	103,158
CMS Energy Corp.	2,300	41,331
Consolidated Edison, Inc.	4,400	212,828
Dominion Resources, Inc. (a)	9,100	377,923
DTE Energy Co.	2,700	120,285
Integrys Energy Group, Inc.	1,400	68,180
NiSource, Inc.	4,600	76,958
PG&E Corp.	5,600	262,808
Public Service Enterprise Group, Inc.	8,100	249,723
SCANA Corp.	1,700	69,054
Sempra Energy	3,400	170,306
TECO Energy, Inc.	1,900	31,825
Wisconsin Energy Corp.	1,400	84,308
Xcel Energy, Inc. (a)	6,200	145,700

		2,106,291

Total Common Stocks (Cost $132,880,864)		161,792,440
Securities Lending Collateral 16.3%
Daily Assets Fund Institutional, 0.21% (b) (c) (Cost $29,376,379)	29,376,379	29,376,379
Cash Equivalents 4.4%
Central Cash Management Fund, 0.21% (b) (Cost $7,940,681)	7,940,681	7,940,681

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $170,197,924) †	110.6	199,109,500
Other Assets and Liabilities, Net	(10.6)	(19,082,190)

Net Assets	100.0	180,027,310

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $174,778,049.  At November 30, 2010, net unrealized appreciation for all securities based on tax cost was $24,331,451.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $32,712,629 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,381,178.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at November 30, 2010 amounted to $28,622,122 which is 15.9% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
At November 30, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year US Treasury Note	USD	3/22/2011	434	53,863,469	61,031
DAX Index	EUR	12/17/2010	8	1,739,907	24,127
FTSE 100 Index	GBP	12/17/2010	52	4,484,579	(110,742)
IBEX 35 Index	EUR	12/17/2010	2	239,529	(25,388)
S&P 500 E-Mini Index	USD	12/17/2010	201	11,854,980	361,325
S&P 500 Index	USD	12/16/2010	24	7,077,600	448,500
S&P TSX 60 Index	CAD	12/16/2010	4	577,157	8,651
TOPIX Index	JPY	12/10/2010	13	1,332,776	88,541
Total net unrealized appreciation					856,045

At November 30, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	12/15/2010	3	299,957	6,394
10 Year Canadian Government Bond	CAD	3/22/2011	1	119,293	(271)
10 Year Japanese Government Bond	JPY	12/9/2010	51	85,845,023	1,231,150
ASX SPI 200 Index	AUD	12/16/2010	15	1,650,896	32,613
CAC 40 Index	EUR	12/17/2010	48	2,249,885	89,410
DJ Euro Stoxx 50 Index	EUR	12/17/2010	34	1,170,868	73,703
Federal Republic of Germany Euro-Bund	EUR	12/8/2010	98	16,285,291	315,712
FTSE MIB Index	EUR	12/17/2010	13	1,614,314	163,926
NASDAQ 100 E-Mini Index	USD	12/17/2010	26	1,100,840	13,904
Russell 2000 E-Mini Index	USD	12/17/2010	5	363,250	(10,698)
United Kingdom Long Gilt Bond	GBP	3/29/2011	3	564,255	(4,106)
Total net unrealized appreciation					1,911,737

At November 30, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

CHF	3,324,000	USD	3,371,864	12/21/2010	41,987	Royal Bank of Scotland PLC
SEK	2,424,000	USD	351,511	12/21/2010	6,108	Morgan Stanley
JPY	279,664,000	USD	3,363,994	12/21/2010	16,388	Royal Bank of Scotland PLC
GBP	791,000	USD	1,266,518	12/21/2010	34,606	HSBC Bank USA
EUR	15,281,000	USD	20,813,028	12/21/2010	895,506	UBS AG
Total unrealized appreciation					994,595

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	1,654,270	NZD	2,151,000	12/21/2010	(55,257)	UBS AG
USD	19,805,115	AUD	20,267,000	12/21/2010	(382,221)	Morgan Stanley
USD	6,497,634	CAD	6,604,000	12/21/2010	(66,830)	HSBC Bank USA
USD	6,843,178	NOK	41,090,000	12/21/2010	(208,508)	Royal Bank of Scotland PLC
Total unrealized depreciation					(712,816)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$161,792,440	$—	$—	$161,792,440
Short-Term Investments(d)	37,317,060	—	—	37,317,060
Derivatives(e)	2,767,782	994,595	—	3,762,377
Total	$201,877,282	$994,595	$—	$202,871,877
Liabilities
Derivatives(e)	$—	$(712,816)	$—	$(712,816)
Total	$—	$(712,816)	$—	$(712,816)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended November 30, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on futures contracts and open forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$1,157,872	$—
Foreign Exchange Contracts	$—	$281,779
Interest Rate Contracts	$1,609,910	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS S&P 500 Plus Fund, a series of DWS Value Equity Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 21, 2011